Taxes - Provision for income tax (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Taxes
Current	$ 35,331	$ 34,564	$ 9,063
Deferred	0	0	0
Total	$ 35,331	$ 34,564	$ 9,063